COMMITMENTS AND CONTINGENT LIABILITIES (Royalty Commitments) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Unrecorded Unconditional Purchase Obligation [Line Items]
Contingent royalty liabilities	$ 8,129
Royalty Commitment with the Office of the Chief Scientist [Member] | Royalty [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Royalties included in cost of revenue	$ 17	$ 20
Minimum [Member] | Royalty Commitment with the Office of the Chief Scientist [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Royalty percentage	3.00%
Total royalties as a percent of grants received	100.00%
Monthly Rental Expense		10
Maximum [Member] | Royalty Commitment with the Office of the Chief Scientist [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Royalty percentage	5.00%
Total royalties as a percent of grants received	150.00%
Monthly Rental Expense		$ 15